Consolidated statements of net loss and comprehensive loss (CAD)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Expenses
Salaries and benefits	(1,859,744)	(1,468,074)
Legal, consulting and audit	(581,043)	(527,730)
Office, insurance and miscellaneous	(269,514)	(250,437)
Rent	(231,612)	(207,191)
Investor relations	(211,251)	(193,203)
Transfer and filing fees	(125,665)	(139,468)
Other expense	(122,942)
General exploration	(98,355)	(71,038)
Foreign exchange loss	(78,232)	(113,374)
Travel and accommodation	(62,513)	(34,831)
Amortization of equipment	(22,307)	(15,632)
Operating loss	(3,663,178)	(3,020,978)
Other items
Finance income	63,920	40,366
Finance expense	(2,296)	(3,098)
Other income	34,913	16,299
Net loss and comprehensive loss	(3,566,641)	(2,967,411)
Loss per share, basic and diluted (in dollars per share)	(0.04)	(0.04)
Weighted average number of common shares outstanding, basic and diluted (in shares)	82,052,869	73,104,638